SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of share options
Outstanding as of beginning of year	343,451	508,493	580,185
Granted
Exercised	(308,479)	(163,375)	(70,271)
Terminated	(667)	(667)	(921)
Forfeited	(1,500)	(1,000)	(500)
Outstanding as of end of year	32,805	343,451	508,493
Options exercisable as of end of year	32,805	343,451	485,579
Weighted average exercise price
Outstanding as of beginning of year	$ 8.79	$ 9.58	$ 9.64
Granted
Exercised	8.14	11.28	10.19
Terminated	9.90	9.90	9.82
Forfeited	4.42	4.42	4.42
Outstanding as of end of year	15.28	8.79	9.58
Options exercisable as of end of year	$ 15.28	$ 8.79	$ 9.46